RIGHT OF USE ASSETS - Maturity of Lease Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
RIGHT OF USE ASSETS
2022	¥ 0
2023	5,921
2024	7,621
2025	7,621
2026	7,621
Thereafter	7,621
Total undiscounted lease payments	36,405
Less: Imputed interest	(6,835)
Present value of lease liabilities balance	29,570
Amounts due within 12 months	0
Long-term lease liabilities	¥ 29,570	¥ 27,427